Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 4) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended							1 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Mountain Pass facility	Dec. 31, 2010 Mountain Pass facility	Dec. 31, 2009 Mountain Pass facility	Jun. 30, 2010 Mountain Pass facility	Apr. 30, 2010 Elimination of Overstatement of Asset Retirement Obligation [Member] Mountain Pass facility	Nov. 30, 2010 Mill and Crusher [Member]	Dec. 31, 2011 Buildings and Other Infrastructure [Member]
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation, Liabilities Incurred														$ 13,300,000
Asset Retirement Obligation Excess of Amount Over Stated																2,500,000
Asset retirement obligation								0	(581,000)	(1,030,000)	(632,000)	(387,000)							2,500,000
Depreciation										14,000,000	6,000,000	3,900,000	1,000,000	1,100,000	1,200,000
Asset Retirement Obligation	15,541,000			12,471,000				22,823,000		15,541,000	12,471,000	14,202,000
Asset Retirement Obligation, Liabilities Settled								1,487,000		1,030,000	632,000
Accretion expense	241,000	240,000	234,000	217,000	216,000	216,000	263,000	897,000		955,000	912,000	1,006,000
Revisions in estimated cash flows								7,872,000		2,508,000	(1,939,000)						2,500,000	600,000
Asset Retirement Obligation Gain on Liabilities Settled								0		637,000	(72,000)
Mining Reclamation Liability	$ 27,600,000			$ 27,600,000						$ 27,600,000	$ 27,600,000